Presentation and preparation of the consolidated financial statements and significant accounting policies (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Data processing equipment
Property and equipment
Years	2.5 to 5	2.5 to 5
Furniture and fittings
Property and equipment
Years	10	10
Facilities
Property and equipment
Years	10	10
Leasehold improvements
Property and equipment
Years	10	10
Machinery and equipment
Property and equipment
Years	5 to 10	10
Vehicles
Property and equipment
Years	5